Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax liabilities
Social security	R$ 2,284	R$ 2,498
Severance indemnity fund (FGTS)	1,032	1,096
Federal VAT (PIS/COFINS)	6,871	1,672
Withholding income taxes (IRF/CSRF)	10,245	7,656
Service taxes (ISSQN)	1,394	1,254
Taxes to be paid in installments	335	498
Other	6,716	4,670
Total	28,877	19,344
Current	28,612	19,031
Non-current	R$ 265	R$ 313